Investor A Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional | BlackRock LifePath ESG Index 2065 Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	20.65%	15.37%	20.97%	(18.80%)	19.70%